Fair Value (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Purchased loans	$ 7,530,458	$ 9,807,848
Carrying Amount
Cash and cash equivalents	71,140,000	110,359,000
Debt securities AFS	192,918,000	182,342,000
Restricted equity securities	1,412,000	1,434,000
Commercial & industrial	111,792,000	109,574,000
Purchased loans	7,476,000	9,808,000
Commercial real estate	351,738,000	296,528,000
Municipal	34,566,000	47,841,000
Residential real estate - 1st lien	197,281,000	180,271,000
Residential real estate - Jr lien	33,510,000	34,151,000
Consumer	3,970,000	4,406,000
MSRs (1)	863,000	898,000
Accrued interest receivable	3,214,000	2,401,000
Other deposits	922,723,000	879,151,000
Brokered deposits	249,000	249,000
Long-term borrowings	1,300,000	1,300,000
Repurchase agreements	33,078,000	32,610,000
Operating lease obligations	658,000	864,000
Finance lease obligations	3,645,000	3,858,000
Subordinated debentures	12,887,000	12,887,000
Accrued interest payable	74,000	59,000
Fair Value
Cash and cash equivalents	71,140,000	110,359,000
Debt securities AFS	192,918,000	182,342,000
Restricted equity securities	1,412,000	1,434,000
Commercial & industrial	109,534,000	110,284,000
Purchased loans	7,119,000	9,862,000
Commercial real estate	340,283,000	297,368,000
Municipal	34,558,000	49,419,000
Residential real estate - 1st lien	180,944,000	180,451,000
Residential real estate - Jr lien	33,218,000	34,189,000
Consumer	3,949,000	4,436,000
MSRs (1)	1,287,000	995,000
Accrued interest receivable	3,214,000	2,401,000
Other deposits	918,882,000	879,545,000
Brokered deposits	225,000	246,000
Long-term borrowings	1,025,000	1,179,000
Repurchase agreements	33,078,000	32,610,000
Operating lease obligations	658,000	864,000
Finance lease obligations	3,645,000	3,858,000
Subordinated debentures	12,740,000	12,868,000
Accrued interest payable	74,000	59,000
Fair Value Level 2
Cash and cash equivalents	0	0
Debt securities AFS	154,686,000	150,301,000
Restricted equity securities	1,412,000	1,434,000
Commercial & industrial	0	0
Purchased loans	0	0
Commercial real estate	29,000	29,000
Municipal	0	0
Residential real estate - 1st lien	65,000	149,000
Residential real estate - Jr lien	0	0
Consumer	0	0
MSRs (1)	1,287,000	995,000
Accrued interest receivable	3,214,000	2,401,000
Other deposits	918,882,000	879,545,000
Brokered deposits	225,000	246,000
Long-term borrowings	1,025,000	1,179,000
Repurchase agreements	33,078,000	32,610,000
Operating lease obligations	658,000	864,000
Finance lease obligations	3,645,000	3,858,000
Subordinated debentures	12,740,000	12,868,000
Accrued interest payable	74,000	59,000
Fair Value Level 1
Cash and cash equivalents	71,140,000	110,359,000
Debt securities AFS	38,232,000	32,041,000
Restricted equity securities	0	0
Commercial & industrial	0	0
Purchased loans	0	0
Commercial real estate	0	0
Municipal	0	0
Residential real estate - 1st lien	0	0
Residential real estate - Jr lien	0	0
Consumer	0	0
MSRs (1)	0	0
Accrued interest receivable	0	0
Other deposits	0	0
Brokered deposits	0	0
Long-term borrowings	0	0
Repurchase agreements	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	0	0
Fair Value Level 3
Cash and cash equivalents	0	0
Debt securities AFS	0	0
Restricted equity securities	0	0
Commercial & industrial	109,534,000	110,284,000
Purchased loans	7,119,000	9,862,000
Commercial real estate	340,254,000	297,339,000
Municipal	34,558,000	49,419,000
Residential real estate - 1st lien	180,879,000	180,302,000
Residential real estate - Jr lien	33,218,000	34,189,000
Consumer	3,949,000	4,436,000
MSRs (1)	0	0
Accrued interest receivable	0	0
Other deposits	0	0
Brokered deposits	0	0
Long-term borrowings	0	0
Repurchase agreements	0	0
Operating lease obligations	0	0
Finance lease obligations	0	0
Subordinated debentures	0	0
Accrued interest payable	$ 0	$ 0